S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 07, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	our Chief Financial Officer and a director, are the sole managing members of Atlas Management I LLC
Experience and Involvement in Other SPACs [Text Block]

As of the date hereof, other than Mr. Henrickson and Mr. Khalid, no other person has a direct or indirect material interest in our sponsor.   See “Summary — The Offering — Private placement units and constituent securities.” In addition, our independent directors will receive, for their services as a director, an indirect economic interest in an aggregate of 175,000 of the founder shares through membership interests in our sponsor but will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, or otherwise. Other third-party accredited investors (with pre-existing business relationships with our management team and sponsor through ownership of sponsor membership interests will collectively have an indirect interest in an aggregate of 2,700,000 founder shares (or approximately 54% of the outstanding founder shares) and 300,000 private placement units (or approximately 85.7% of the total private placement units, assuming the over-allotment option is not exercised). Other than Messrs. Henrickson and Khalid and our independent directors, none of the other members of our sponsor will participate in our company’s activities. Assuming our independent directors are issued membership interests in our sponsor, Messrs. Henrickson and Khalid will hold approximately 42.5% of the sponsor membership interests reflecting indirect interests in the founder shares and approximately 14.3% of the sponsor membership interests reflecting indirect interests in the private placement units.

Eric D. Henrickson [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Eric D. Henrickson
Rafay Khalid [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Rafay Khalid